Financial Instruments Risks - Sensitivity of the Economic Value SEV (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sensitivity Of The Economic Value Given A Variation Of 100 Basis Points [Abstract]
Closing	0.38%	0.32%
Minimum	0.17%	0.04%
Maximum	0.47%	1.64%
Average	0.34%	0.77%